Other assets and assets classified as held for sale (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other assets and assets classified as held for sale [abstract]
Prepayments	¥ 38,025	¥ 228,269
Prepayments to related parties	67,242	21,937
Total other current assets	105,267	250,206
Assets classified as held for sale	¥ 24,331	¥ 0